Segment information - Summary of Net Sales by Segment and Geographical Area (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)
Disclosure of geographical areas [line items]
Net sales	€ 43,070	€ 42,997	€ 37,761
Number of operating segments | segment	2	3
Biopharma
Disclosure of geographical areas [line items]
Net sales	€ 37,890	€ 37,812	33,293
Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	18,040	16,457	12,752
Biopharma | DUPIXENT
Disclosure of geographical areas [line items]
Net sales	10,715	8,293	5,249
Biopharma | AUBAGIO
Disclosure of geographical areas [line items]
Net sales	955	2,031	1,955
Biopharma | CEREZYME
Disclosure of geographical areas [line items]
Net sales	687	707	683
Biopharma | FABRAZYME
Disclosure of geographical areas [line items]
Net sales	991	938	844
Biopharma | MYOZYME/ LUMIZYME
Disclosure of geographical areas [line items]
Net sales	783	958	1,003
Biopharma | JEVTANA
Disclosure of geographical areas [line items]
Net sales	320	391	455
Biopharma | ALPROLIX
Disclosure of geographical areas [line items]
Net sales	540	504	414
Biopharma | ELOCTATE
Disclosure of geographical areas [line items]
Net sales	471	580	563
Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	12,376	14,127	14,218
Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	6,270	6,389	5,768
Biopharma | LOVENOX
Disclosure of geographical areas [line items]
Net sales	1,125	1,310	1,486
Biopharma | TOUJEO
Disclosure of geographical areas [line items]
Net sales	1,123	1,117	969
Biopharma | PLAVIX
Disclosure of geographical areas [line items]
Net sales	948	983	929
Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	5,524	7,118	7,642
Biopharma | LANTUS
Disclosure of geographical areas [line items]
Net sales	1,420	2,259	2,494
Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	3,687	4,381	4,729
Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	582	620	808
Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	7,474	7,228	6,323
Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	2,165	2,285	2,159
Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	2,669	2,977	2,628
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	5,180	5,185	4,468
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	769	770	612
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	1,106	1,140	1,093
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	1,502	1,449	1,131
Europe
Disclosure of geographical areas [line items]
Net sales	10,392	9,999	9,759
Europe | Biopharma
Disclosure of geographical areas [line items]
Net sales	8,835	8,498	8,426
Europe | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	3,206	3,016	2,764
Europe | Biopharma | DUPIXENT
Disclosure of geographical areas [line items]
Net sales	1,224	940	649
Europe | Biopharma | AUBAGIO
Disclosure of geographical areas [line items]
Net sales	437	511	512
Europe | Biopharma | CEREZYME
Disclosure of geographical areas [line items]
Net sales	229	239	244
Europe | Biopharma | FABRAZYME
Disclosure of geographical areas [line items]
Net sales	241	228	223
Europe | Biopharma | MYOZYME/ LUMIZYME
Disclosure of geographical areas [line items]
Net sales	341	408	410
Europe | Biopharma | JEVTANA
Disclosure of geographical areas [line items]
Net sales	12	33	112
Europe | Biopharma | ALPROLIX
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Biopharma | ELOCTATE
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	3,932	4,141	4,437
Europe | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,988	1,917	1,868
Europe | Biopharma | LOVENOX
Disclosure of geographical areas [line items]
Net sales	622	658	703
Europe | Biopharma | TOUJEO
Disclosure of geographical areas [line items]
Net sales	441	421	394
Europe | Biopharma | PLAVIX
Disclosure of geographical areas [line items]
Net sales	96	101	115
Europe | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	1,396	1,637	1,846
Europe | Biopharma | LANTUS
Disclosure of geographical areas [line items]
Net sales	357	426	474
Europe | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	961	1,129	1,285
Europe | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	548	587	723
Europe | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,697	1,341	1,225
Europe | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	297	325	306
Europe | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	694	681	729
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,557	1,501	1,333
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	70	55	49
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	502	555	515
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	520	432	389
United States
Disclosure of geographical areas [line items]
Net sales	18,512	18,275	14,385
United States | Biopharma
Disclosure of geographical areas [line items]
Net sales	17,265	16,985	13,246
United States | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	11,917	10,848	7,847
United States | Biopharma | DUPIXENT
Disclosure of geographical areas [line items]
Net sales	8,145	6,346	3,971
United States | Biopharma | AUBAGIO
Disclosure of geographical areas [line items]
Net sales	460	1,420	1,312
United States | Biopharma | CEREZYME
Disclosure of geographical areas [line items]
Net sales	189	194	173
United States | Biopharma | FABRAZYME
Disclosure of geographical areas [line items]
Net sales	503	471	395
United States | Biopharma | MYOZYME/ LUMIZYME
Disclosure of geographical areas [line items]
Net sales	254	318	373
United States | Biopharma | JEVTANA
Disclosure of geographical areas [line items]
Net sales	230	275	253
United States | Biopharma | ALPROLIX
Disclosure of geographical areas [line items]
Net sales	440	406	332
United States | Biopharma | ELOCTATE
Disclosure of geographical areas [line items]
Net sales	341	450	429
United States | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	2,084	2,846	2,637
United States | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,485	1,653	1,315
United States | Biopharma | LOVENOX
Disclosure of geographical areas [line items]
Net sales	7	17	29
United States | Biopharma | TOUJEO
Disclosure of geographical areas [line items]
Net sales	213	283	259
United States | Biopharma | PLAVIX
Disclosure of geographical areas [line items]
Net sales	8	9	9
United States | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	592	1,176	1,281
United States | Biopharma | LANTUS
Disclosure of geographical areas [line items]
Net sales	281	757	861
United States | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	302	412	410
United States | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	7	17	41
United States | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	3,264	3,291	2,762
United States | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	398	456	470
United States | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,406	1,737	1,366
United States | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,247	1,290	1,139
United States | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	412	439	371
United States | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	180	212	196
United States | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	138	144	124
Other countries
Disclosure of geographical areas [line items]
Net sales	14,166	14,723	13,617
Other countries | Biopharma
Disclosure of geographical areas [line items]
Net sales	11,790	12,329	11,621
Other countries | Biopharma | Specialty Care
Disclosure of geographical areas [line items]
Net sales	2,917	2,593	2,141
Other countries | Biopharma | DUPIXENT
Disclosure of geographical areas [line items]
Net sales	1,346	1,007	629
Other countries | Biopharma | AUBAGIO
Disclosure of geographical areas [line items]
Net sales	58	100	131
Other countries | Biopharma | CEREZYME
Disclosure of geographical areas [line items]
Net sales	269	274	266
Other countries | Biopharma | FABRAZYME
Disclosure of geographical areas [line items]
Net sales	247	239	226
Other countries | Biopharma | MYOZYME/ LUMIZYME
Disclosure of geographical areas [line items]
Net sales	188	232	220
Other countries | Biopharma | JEVTANA
Disclosure of geographical areas [line items]
Net sales	78	83	90
Other countries | Biopharma | ALPROLIX
Disclosure of geographical areas [line items]
Net sales	100	98	82
Other countries | Biopharma | ELOCTATE
Disclosure of geographical areas [line items]
Net sales	130	130	134
Other countries | Biopharma | General Medicines
Disclosure of geographical areas [line items]
Net sales	6,360	7,140	7,144
Other countries | Biopharma | Core Assets
Disclosure of geographical areas [line items]
Net sales	2,797	2,819	2,585
Other countries | Biopharma | LOVENOX
Disclosure of geographical areas [line items]
Net sales	496	635	754
Other countries | Biopharma | TOUJEO
Disclosure of geographical areas [line items]
Net sales	469	413	316
Other countries | Biopharma | PLAVIX
Disclosure of geographical areas [line items]
Net sales	844	873	805
Other countries | Biopharma | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	3,536	4,305	4,515
Other countries | Biopharma | LANTUS
Disclosure of geographical areas [line items]
Net sales	782	1,076	1,159
Other countries | Biopharma | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	2,424	2,840	3,034
Other countries | Biopharma | Industrial sales
Disclosure of geographical areas [line items]
Net sales	27	16	44
Other countries | Biopharma | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,513	2,596	2,336
Other countries | Biopharma | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,470	1,504	1,383
Other countries | Biopharma | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	569	559	533
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,376	2,394	1,996
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	287	276	192
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	424	424	382
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 844	€ 822	€ 618